PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (5,605)	$ 107
Concession asset | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
One time lease renewal term	30 years
Estimated service lives	30 years	34 years
Brookfield Renewable
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (131)	$ (153)